Summary of Significant Accounting Policies - Basis of Presentation and Liquidity (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 17, 2023	Dec. 31, 2022	Dec. 31, 2021
Basis of Presentation and Liquidity
Net loss		$ 32,897	$ 24,832
Accumulated deficit		137,988	105,091
Cash used in operating activities		$ 21,434	$ 15,446
Orthobiologics Business | Discontinued Operations, Held-for-sale
Basis of Presentation and Liquidity
Aggregate purchase price	$ 35,000
Purchase price due at closing	14,600
Purchase price due after closing in the form of earn-out payments	$ 20,000
Earn-out period	5 years
Earn-out payments, as a percent actual revenue	10.00%